Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2018	2019
	US$	US$
Other tax payables (Note 1)	577,406	3,239,430
Accrued expenses (Note 2)	2,658,420	2,106,993
ADR reimbursement (Note 3)	117,176	136,129
Others	229,158	473,404
Total	3,582,160	5,955,956

Note 1: Other tax payables as of December 31, 2019, mainly consist value-added tax payable of US$2.5 million and other taxes such as individual income tax and stamp duty tax.

Note 2: Accrued expenses mainly consist accrued expenses related to fixed assets purchase, accrued professional service fees and other miscellaneous accrued marketing and operation expenses.

Note 3: According to the American Depositary Receipts (“ADR”) arrangement with Deutsche Bank, the Group has received reimbursements of US$0.7 million and US$0.1 million net off withholding tax after the closing of its IPO as a return for using Depositary Bank’s services  in the year ended December 31, 2018 and 2019. The received reimbursements are amortized over the contract term of six and half year as other operating income. As of December 31, 2018, US$117,176 and US$604,630 were recorded in accrued expenses and other current liabilities and other non-current liabilities, respectively. As of December 31, 2019, US$136,129 and US$595,563 were recorded in accrued expenses and other current liabilities and other non-current liabilities, respectively.